Statement of Earnings (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of income
Sales and other income	$ 5,402	$ 3,954	$ 3,730
Product sales	5,334	3,784	3,655
Interest, dividends and other	68	170	75
Costs and expenses	5,021	4,852	4,103
Production costs	2,656	2,229	2,159
Exploration costs	206	150	126
Related party transactions	(15)	(18)	(10)
General and administrative	228	158	136
Royalties	142	84	78
Market development costs	14	10	13
Depreciation, depletion and amortization	720	615	615
Impairment of assets	91	8	670
Interest expense	151	123	72
Accretion expense	22	17	22
Employment severance costs	23	14	9
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(3)	10	(64)
Non-hedge derivative loss and movement on bonds	786	1,452	258
Other operating items	0	0	19
Income/(loss) from continuing operations before income tax and equity income in associates	381	(898)	(373)
Taxation benefit/(expense)	(255)	33	(22)
Equity income/(loss) in associates	40	88	(149)
Net income/(loss) from continuing operations	166	(777)	(544)
Discontinued operations	0	0	23
Net income/(loss)	166	(777)	(521)
Less: Net income attributable to noncontrolling interests	(54)	(48)	(42)
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)
Net income/(loss) - attributable to AngloGold Ashanti
Income/(loss) from continuing operations	112	(825)	(586)
Discontinued operations	$ 0	$ 0	$ 23
Common Stock [Member]
Net income/(loss) - attributable to AngloGold Ashanti
Income Loss From Continuing Operations Per Basic Share	$ 0.30	$ (2.30)	$ (1.86)
Income Loss From Continuing Operations Per Diluted Share	$ 0.30	$ (2.30)	$ (1.86)
Income Loss From Discontinued Operations Net Of Tax Per Basic Share	$ 0.00	$ 0.00	$ 0.07
Income Loss From Discontinued Operations Net Of Tax Per Diluted Share	$ 0.00	$ 0.00	$ 0.07
Ordinary shares	$ 0.30	$ (2.30)	$ (1.79)
Ordinary shares - diluted	$ 0.30	$ (2.30)	$ (1.79)
Ordinary shares Weighted	368,688,159	357,355,126	313,157,584
Ordinary shares - diluted Weighted	370,257,765	357,355,126	313,157,584
Dividend paid per ordinary share (cents)	$ 0.18	$ 0.13	$ 0.13
E Ordinary Shares [Member]
Net income/(loss) - attributable to AngloGold Ashanti
Income Loss From Continuing Operations Per Basic Share	$ 0.15	$ (1.15)	$ (0.93)
Income Loss From Continuing Operations Per Diluted Share	$ 0.15	$ (1.15)	$ (0.93)
Income Loss From Discontinued Operations Net Of Tax Per Basic Share	$ 0.00	$ 0.00	$ 0.04
Income Loss From Discontinued Operations Net Of Tax Per Diluted Share	$ 0.00	$ 0.00	$ 0.04
Ordinary shares	$ 0.15	$ (1.15)	$ (0.89)
Ordinary shares - diluted	$ 0.15	$ (1.15)	$ (0.89)
E Ordinary shares basic and diluted	3,182,662	3,873,169	4,046,364
Dividend paid per ordinary share (cents)	$ 0.09	$ 0.07	$ 0.07